Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	$ 3,953	$ 3,641
Change in risk adjustment for non-financial risk	228	169
Release of CSM for services provided	2,193	2,181
Other adjustments	252	105
Recovery of insurance acquisition cash flows	2,745	2,453
Insurance revenue	9,371	8,549	[1]
Other revenue	369	436	[1]
Gross premiums earned				$ 24,217
Outward reinsurance premiums				(1,844)
Earned premiums, net of reinsurance				22,373
Other income				641
Total revenue	9,740	8,985		23,014
Interest income	2,947	2,597		2,570
Dividend and other investment income	1,674	1,658		1,524
Investment appreciation (depreciation)	5,142	(33,635)		(608)
Investment return	9,763	(29,380)	[1]	3,486
Total revenue	19,503	(20,395)		26,500
Fee income on financial instruments that are not held at fair value through profit or loss	3	2		1
CPL
Amounts relating to changes in the liability for remaining coverage:
Prudential's share of revenue	560	595		3,052
Asset management business
Amounts relating to changes in the liability for remaining coverage:
Other revenue	299	330
Other income				437
Operating segments after elimination of intra-group amounts, before unallocated
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	3,953	3,641
Change in risk adjustment for non-financial risk	228	169
Release of CSM for services provided	2,193	2,181
Other adjustments	252	105
Recovery of insurance acquisition cash flows	2,745	2,453
Insurance revenue	9,371	8,549
Other revenue	368	435
Gross premiums earned				24,217
Outward reinsurance premiums				(1,844)
Earned premiums, net of reinsurance				22,373
Other income				640
Total revenue	9,739	8,984		23,013
Interest income	2,783	2,547		2,569
Dividend and other investment income	1,667	1,633		1,505
Investment appreciation (depreciation)	5,185	(33,630)		(591)
Investment return	9,635	(29,450)
Total revenue	19,374	(20,466)		26,496
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	969
Change in risk adjustment for non-financial risk	73	53
Release of CSM for services provided	787	737
Other adjustments	73	30
Recovery of insurance acquisition cash flows	1,207	1,051
Insurance revenue	3,229	2,840
Other revenue	22	65
Gross premiums earned				10,032
Outward reinsurance premiums				(1,557)
Earned premiums, net of reinsurance				8,475
Other income				52
Total revenue	3,251	2,905		8,527
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	582	438
Change in risk adjustment for non-financial risk	35	33
Release of CSM for services provided	187	274
Other adjustments	32	16
Recovery of insurance acquisition cash flows	306	309
Insurance revenue	1,142	1,070
Other revenue	4	6
Gross premiums earned				1,724
Outward reinsurance premiums				(43)
Earned premiums, net of reinsurance				1,681
Other income				12
Total revenue	1,146	1,076		1,693
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	642	563
Change in risk adjustment for non-financial risk	24	20
Release of CSM for services provided	203	215
Other adjustments	31
Recovery of insurance acquisition cash flows	234	231
Insurance revenue	1,134	1,029
Other revenue	4
Gross premiums earned				1,900
Outward reinsurance premiums				(47)
Earned premiums, net of reinsurance				1,853
Total revenue	1,138	1,029		1,853
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	970	935
Change in risk adjustment for non-financial risk	55	33
Release of CSM for services provided	478	442
Other adjustments	45	27
Recovery of insurance acquisition cash flows	435	378
Insurance revenue	1,983	1,815
Other revenue		1
Gross premiums earned				6,246
Outward reinsurance premiums				(137)
Earned premiums, net of reinsurance				6,109
Other income				22
Total revenue	1,983	1,816		6,131
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	670	736
Change in risk adjustment for non-financial risk	41	30
Release of CSM for services provided	538	513
Other adjustments	71	32
Recovery of insurance acquisition cash flows	563	484
Insurance revenue	1,883	1,795
Other revenue	39	33
Gross premiums earned				4,315
Outward reinsurance premiums				(60)
Earned premiums, net of reinsurance				4,255
Other income				117
Total revenue	1,922	1,828		4,372
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Other revenue	299	330
Other income				437
Total revenue	299	330		437
Operating segments | Hong Kong
Amounts relating to changes in the liability for remaining coverage:
Interest income	1,033	927		934
Dividend and other investment income	775	689		679
Investment appreciation (depreciation)	2,155	(23,615)		57
Investment return	3,963	(21,999)
Total revenue	7,214	(19,094)		10,197
Operating segments | Indonesia
Amounts relating to changes in the liability for remaining coverage:
Interest income	92	83		87
Dividend and other investment income	93	77		74
Investment appreciation (depreciation)	50	(69)		34
Investment return	235	91
Total revenue	1,381	1,167		1,888
Operating segments | Malaysia
Amounts relating to changes in the liability for remaining coverage:
Interest income	239	208		220
Dividend and other investment income	151	183		160
Investment appreciation (depreciation)	177	(386)		(300)
Investment return	567	5
Total revenue	1,705	1,034		1,933
Operating segments | Singapore
Amounts relating to changes in the liability for remaining coverage:
Interest income	785	724		707
Dividend and other investment income	528	576		506
Investment appreciation (depreciation)	1,490	(6,679)		(29)
Investment return	2,803	(5,379)
Total revenue	4,786	(3,563)		7,315
Operating segments | Growth markets and other
Amounts relating to changes in the liability for remaining coverage:
Interest income	627	601		618
Dividend and other investment income	117	107		86
Investment appreciation (depreciation)	1,309	(2,860)		(361)
Investment return	2,053	(2,151)
Total revenue	3,975	(323)		4,716
Operating segments | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Interest income	7	4		3
Dividend and other investment income	3	1
Investment appreciation (depreciation)	4	(21)		8
Investment return	198	183
Total revenue	497	513		665
Inter-segment elimination
Amounts relating to changes in the liability for remaining coverage:
Total revenue	(184)	(200)		(218)
Investment return	(184)	(200)
Total revenue	(184)	(200)		(218)
Inter-segment elimination | Growth markets and other
Amounts relating to changes in the liability for remaining coverage:
Total revenue		(1)		(1)
Inter-segment elimination | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Total revenue	(184)	(199)		(217)
Unallocated to a segment
Amounts relating to changes in the liability for remaining coverage:
Other revenue	1	1
Other income				1
Total revenue	1	1		1
Interest income	164	50		1
Dividend and other investment income	7	25		19
Investment appreciation (depreciation)	(43)	(5)		(17)
Investment return	128	70
Total revenue	$ 129	$ 71		$ 4

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.